Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents

(in millions of Canadian dollars)	2012	2011
Cash	$24	$17
Short-term investments:
Deposits with financial institutions	309	30

Total cash and cash equivalents	$333	$47